Financial risk management and fair value estimates (Details 1) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Trade and other payables	$ 1,387,000,000	$ 3,258,000,000
Finance leases obligations		2,000,000
Derivative Financial Instruments	0	213,000,000
Liquidity Risk [Member]
Statement [Line Items]
Total obligations	67,409,000,000	120,158,000,000
Trade and other payables	3,093,000,000	3,000,000,000
Borrowings (excluding finance leases liabilities)	62,133	104,008
Finance leases obligations	2,126	2,251
Derivative Financial Instruments	57	176
Purchase obligations	0	10,723
Liquidity Risk [Member] | Less Than 1 year [Member]
Statement [Line Items]
Total obligations	18,538,000,000	68,770,000,000
Trade and other payables	2,988	2,331
Borrowings (excluding finance leases liabilities)	15,409	57,680
Finance leases obligations	93	80
Derivative Financial Instruments	48	125
Purchase obligations	0	8,554
Liquidity Risk [Member] | Between 1 And 2 Years [Member]
Statement [Line Items]
Total obligations	40,833,000,000	6,564,000,000
Trade and other payables	104	234
Borrowings (excluding finance leases liabilities)	40,633	4,931
Finance leases obligations	87	74
Derivative Financial Instruments	9	42
Purchase obligations	0	1,283
Liquidity Risk [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Total obligations	5,785,000,000	42,051,000,000
Trade and other payables	1	104
Borrowings (excluding finance leases liabilities)	5,695	40,975
Finance leases obligations	89	77
Derivative Financial Instruments	0	9
Purchase obligations	0	886
Liquidity Risk [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Total obligations	301,000,000	508,000,000
Trade and other payables	0	329
Borrowings (excluding finance leases liabilities)	211	98
Finance leases obligations	90	81
Liquidity Risk [Member] | More Than 4 Years [Member]
Statement [Line Items]
Total obligations	2,265,000,000	1,952,000,000
Trade and other payables	0	2
Borrowings (excluding finance leases liabilities)	185	324
Finance leases obligations	$ 1,767	$ 1,939